Note 6 - Intangible Assets - Estimated Annual Amortization Expense for Recorded Intangible Assets (Details) $ in Thousands	Dec. 31, 2016 USD ($)
2016	$ 12,974
2017	12,179
2018	11,887
2019	11,337
2020	$ 9,422